UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential World Fund, Inc. - Prudential International Equity Fund

Schedule of Investments

as of July 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS 97.9%
Australia 6.5%
112,049	Amcor Ltd.	$ 664,991
78,557	Australia & New Zealand Banking Group Ltd.	1,638,174
28,665	Bendigo And Adelaide Bank Ltd.	212,393
59,846	BHP Billiton Ltd.	2,172,202
65,367	Caltex Australia Ltd.	607,342
106,054	Coca-Cola Amatil Ltd.	1,100,511
74,969	Commonwealth Bank of Australia	3,564,849
482,173	Fairfax Media Ltd.	643,427
2,500	Flight Centre Ltd.	41,978
116,780	Goodman Fielder Ltd.	141,044
306,741	GPT Group(a)	—
109,338	National Australia Bank Ltd.	2,485,809
96,523	OneSteel Ltd.	261,099
696,796	OZ Minerals Ltd.(a)	775,380
25,011	Rio Tinto Ltd.	1,597,723
257,378	SP AusNet	186,280
585,712	Stockland Ltd.	2,008,295
157,991	TABCORP Holdings Ltd.	980,529
9,020	Wesfarmers Ltd. - PPS	254,522
120,419	Westpac Banking Corp.	2,613,541

		21,950,089
Austria 0.1%
3,491	Erste Group Bank AG	140,096
97,528	Immofinanz Immobilien Anlagen(a)	320,912

		461,008
Belgium 0.9%
7,651	Delhaize Group SA	565,024
45,111	KBC Groep NV(a)	1,992,862
13,578	Umicore SA, Ltd.	457,926

		3,015,812
Brazil 1.0%
6,000	Centrais Eletricas Brasileiras SA (Class B Stock), ADR	93,900
25,000	Centrais Eletricas Brasileiras SA, ADR	327,000
5,000	Cia de Saneamento Basico Do Estado de Sao Paulo, ADR	199,050
10,000	Cia Energetica de Minas Gerais, ADR	152,000
17,900	Petroleo Brasileiro SA, ADR	651,560
21,400	Petroleo Brasileiro SA (Class A Stock), ADR	681,590
82,500	Tele Norte Leste Participacoes SA, ADR	1,206,975

		3,312,075

Chile 0.3%
11,000	Banco Santander Chile, ADR	913,110
4,000	Cia Cervecerias Unidas SA, ADR	211,680

		1,124,790
China 1.8%
310,000	Anta Sports Products Ltd.	547,564
1,377,000	Bank of China Ltd. (Class H Stock)	726,836
325,000	Bank of Communications Co. Ltd. (Class H Stock)	360,669
137,500	China Merchants Bank Co. Ltd. (Class H Stock)	367,316
476,000	China Zhongwang Holdings Ltd.	299,664
248,000	CSR Corp. (Class H Stock)	204,977
1,264,000	Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,763,986
161,000	LI Ning Co. Ltd.	530,621
408,000	PICC Property & Casualty Co. Ltd. (Class H Stock)(a)	412,859
20,800	Tencent Holdings Ltd.	400,870
37,000	Weichai Power Co. Ltd. (Class H Stock)	305,813

		5,921,175
Denmark 1.4%
23,334	Carlsberg A/S (Class B Stock)	2,068,946
3,044	Coloplast A/S (Class B Stock)	316,216
23,118	Danske Bank A/S(a)	544,590
19,818	Novo Nordisk A/S (Class B Stock)	1,695,155

		4,624,907
Egypt 0.1%
80,000	Orascom Telecom Holding SAE, GDR	362,040

Finland 1.5%
30,618	Fortum Oyj	712,214
58,316	Kone Oyj (Class B Stock)	2,661,332
26,376	OKO Bank PLC	328,080
30,571	Sampo Oyj (Class A Stock)	746,975
11,909	Stora ENSO Oyj (Class R Stock)	96,452
10,257	Wartsila Oyi	539,603

		5,084,656
France 8.4%
4,362	BNP Paribas	299,622
6,433	Bouygues SA	271,615
9,640	Bureau Veritas SA	582,392
22,647	Capital Gemini SA	1,077,796
9,222	Casino Guichard Perrachon SA	803,141
1,282	Christian Dior SA	138,931
49,617	CIE de Saint-Gobain	2,112,070
3,132	Compagnie Generale DES Etablissements Michelin (Class B Stock)	238,603
5,126	Dassault Systemes SA	333,230
2,681	Fonciere Des Regions	244,982
34,662	France Telecom SA	725,880

4,964	GDF Suez	164,891
2,069	Gecina SA	211,923
5,175	JC Decaux SA(a)	132,921
2,574	LVMH Moet Hennessy Louis Vuitton SA	314,031
387,608	Natixis(a)	2,071,971
1,767	Neopost SA	136,664
7,849	PPR SA	1,049,950
23,765	Renault SA(a)	1,060,238
55,201	Safran SA	1,489,780
68,104	Sanofi-aventis	3,955,582
19,455	Schneider Electric SA	2,243,725
1,108	Societe BIC SA	82,446
1,513	Sodexo SA	95,320
30,383	Stmicroelectronics NV	250,588
15,141	Technip SA	1,008,256
98,622	Total SA	4,974,989
9,217	Vinci SA	446,214
78,010	Vivendi	1,875,099

		28,392,850
Germany 7.7%
7,623	Adidas AG	412,854
25,034	Allianz SE	2,906,720
62,034	BASF AG	3,622,429
2,796	Bayer AG	160,738
7,584	Bayerische Motoren Werke AG	408,271
31,138	Daimler AG(a)	1,678,896
49,037	Deutsche Bank AG	3,425,184
42,230	Deutsche Post AG	733,303
95,501	E.ON AG	2,849,337
41,049	Hannover Rueckversicherung AG	1,965,336
4,031	Henkel AG & Co. KGaA	167,151
236,885	Infineon Technologies AG(a)	1,598,743
9,837	Linde AG	1,153,079
29,246	RWE AG	2,065,289
9,525	SAP AG	434,935
23,077	Siemens AG	2,249,148
1,076	Volkswagen AG	101,967

		25,933,380
Greece 0.6%
65,490	OPAP SA	968,648
67,122	Public Power Corp. SA	1,068,011

		2,036,659
Hong Kong 2.8%
51,100	ASM Pacific Technology Ltd.	467,087
55,000	Belle International Holdings Ltd.	84,828
44,200	Cheung Kong Holdings Ltd.	534,042
40,000	China Resources Enterprise Ltd.	151,915
44,600	Chinese Estates Holdings Ltd.	82,224
112,000	Hang Lung Properties, Ltd.	467,177

40,700	Hopewell Holdings	128,637
81,100	Hysan Development Co. Ltd.	252,149
7,500	Jardine Matheson Holdings Ltd.	297,000
291,900	Link REIT (The)	759,109
820,500	New World Development Ltd.	1,466,178
52,300	Orient Overseas International Ltd.(a)	408,704
604,400	Sands China Ltd.(a)	933,737
11,000	Sun Hung Kai Properties Ltd.	161,583
88,600	Swire Pacific Ltd.	1,076,774
228,700	Wharf Holdings Ltd.	1,251,336
150,900	Wheelock & Co. Ltd.	470,136
252,400	Wynn Macau Ltd.(a)	429,576
39,500	Yue Yuen Industrial Holdings Ltd.	128,149

		9,550,341
India 0.4%
3,000	HDFC Bank Ltd., ADR	493,740
6,500	Larsen & Toubro Ltd., GDR	251,330
4,000	State Bank of India, GDR	438,000
12,500	Tata Motors Ltd., ADR	236,375

		1,419,445
Israel 0.1%
25,996	Bank Hapoalim BM(a)	105,950
7,370	Teva Pharmaceutical Industries Ltd.	359,040

		464,990
Italy 2.4%
489,325	ENEL SpA	2,402,403
94,578	ENI SpA	1,933,785
270,903	Snam Rete Gas SpA	1,271,783
1,026,127	Telecom Italia SpA	1,307,113
1,010,423	Telecom Italia SpA-RSP	1,050,096

		7,965,180
Japan 21.0%
19,100	77 Bank Ltd. (The)	101,475
52,700	AEON Co. Ltd.	564,240
38,400	Aisin Seiki Co. Ltd.	1,073,395
10,000	Ajinomoto Co., Inc.	94,797
11,400	Alfresa Holdings Corp.	525,169
235,700	Aozora Bank Ltd.	313,739
203,000	Asahi Glass Co. Ltd.	2,067,712
100,200	Asahi Kasei Corp.	524,225
18,400	Canon, Inc.	801,852
89	Central Japan Railway Co.	725,227
4,700	Coca-Cola West Holdings Co., Ltd.	85,247
135,000	Cosmo Oil Co. Ltd.	321,894
36,900	Dai Nippon Printing Co. Ltd.	446,328
19,800	Daicel Chemical Industries Ltd.	140,258
63,600	Dena Co. Ltd.	1,765,297
154,200	Denki Kagaku Kogyo K. K.	778,184

57,200	Denso Corp.	1,639,961
20,000	Fanuc Ltd.	2,363,563
137,100	Fuji Electric Holdings Co. Ltd.	380,855
146,000	Fuji Heavy Industries Ltd.(a)	806,088
280,100	Fujitsu Ltd.	1,993,883
272,500	Fukuoka Financial Group, Inc.	1,135,482
15,800	Gunma Bank Ltd. (The)	84,857
475,100	Hitachi Ltd.(a)	1,935,705
121	INPEX Holdings, Inc.	591,030
548,700	Isuzu Motors Ltd.	1,613,170
187,800	ITOCHU Corp.	1,465,099
67,500	JFE Holdings, Inc.	2,089,965
5,600	JS Group Corp.	112,979
97,900	JSR Corp.	1,715,615
40,500	Jtekt Corp.	393,304
380,150	JX Holdings, Inc.(a)	2,059,265
18,500	Kamigumi Co. Ltd.	145,182
9,400	Koito Manufacturing Co. Ltd.	137,309
127,500	Kuraray Co. Ltd.	1,599,745
10,300	Kyocera Corp.	919,185
6,300	Mabuchi Motor Co. Ltd.	316,841
178,722	Marubeni Corp.	959,859
14,700	Maruichi Steel Tube Ltd.	292,996
133,400	Mitsubishi Chemical Holdings Corp.	688,656
57,400	Mitsubishi Corp.	1,241,745
221,000	Mitsubishi Electric Corp.	1,926,188
47,300	Mitsubishi UFJ Financial Group, Inc.	234,871
42,100	Mitsui & Co. Ltd.	539,925
311,000	Mitsui Chemicals, Inc.	921,535
135,100	Mitsui Engineering & Shipbuilding Co. Ltd.	281,475
340,000	Mitsui Mining & Smelting Co. Ltd.	928,757
518,900	Mizuho Financial Group, Inc.	846,865
7,300	Murata Manufacturing Co. Ltd.	360,796
96,900	NHK Spring Co. Ltd.	890,545
20,400	Nidec Corp.	1,914,972
164,700	Nippon Electric Glass Co. Ltd.	2,098,903
59,300	Nippon Soda Co. Ltd.	210,719
77,100	Nippon Steel Corp.	263,262
20,800	Nippon Telegraph & Telephone Corp.	864,309
184,800	Nishi-Nippon City Bank Ltd. (The)	539,031
5,300	Nisshinbo Industries, Inc.	54,843
13,000	Nissin Foods Holdings Co. Ltd.	455,177
7,100	Nitori Co. Ltd.	612,246
11,300	Nitto Denko Corp.	391,599
27,700	NSK Ltd.	197,181
3,280	OBIC Co. Ltd.	619,212
5,340	ORIX Corp.	420,302
45,200	Resona Holdings, Inc.	496,496
3,100	Rinnai Corp.	166,312
3,600	ROHM Co. Ltd.	227,096
97,100	Sapporo Hokuyo Holdings, Inc.	460,802
27,200	Sekisui Chemical Co. Ltd.	184,492

27,400	Sekisui House Ltd.	243,252
792,700	Shinsei Bank Ltd.(a)	734,024
8,200	SMC Corp.	1,085,804
43,800	SoftBank Corp.	1,310,527
4,000	Stanley Electric Co. Ltd.	69,310
162,800	Sumitomo Corp.	1,729,850
70,100	Sumitomo Electric Industries Ltd.	819,503
11,900	Sumitomo Heavy Industries Ltd.	69,696
132,500	Sumitomo Metal Mining Co. Ltd.	1,763,702
26,700	Sumitomo Mitsui Financial Group, Inc.	827,006
23,700	Sumitomo Trust & Banking Co. Ltd. (The)	131,949
16,000	Suzuken Co. Ltd.	560,218
45,000	Taiheiyo Cement Corp.(a)	60,941
13,500	TDK Corp.	814,110
9,000	Tokyo Electron Ltd.	483,361
209,600	Tokyo Gas Co. Ltd.	953,444
29,000	Toyota Industries Corp.	782,105
41,334	Toyota Motor Corp.	1,459,213
7,200	Unicharm Corp.	856,716
5,074	Yahoo! Japan Corp.	1,952,781
1,430	Yamada Denki Co. Ltd.	96,663

		70,923,464
Mexico 0.4%
18,200	America Movil SAB de CV (Ser. L), ADR	902,902
30,000	Cemex SAB de CV, ADR(a)	283,200
10,000	Telefonos de Mexico SAB de CV (Ser. L), ADR	144,500

		1,330,602
Netherlands 5.4%
1,419	Akzo Nobel NV	83,592
33,658	ASML Holding NV	1,073,291
9,064	Heineken Holding NV	355,534
10,770	Heineken NV	487,434
79,301	ING Groep NV(a)	762,659
180,391	Koninklijke Ahold NV	2,315,508
91,290	Koninklijke KPN NV	1,270,544
69,637	Koninklijke Philips Electronics NV	2,169,775
148,727	Royal Dutch Shell PLC (Class A Stock)	4,094,549
130,802	Royal Dutch Shell PLC (Class B Stock)	3,447,127
71,162	Unilever NV	2,093,491

		18,153,504
Norway 0.4%
98,809	DnB NOR ASA	1,227,092
15,071	Statoil ASA	304,623

		1,531,715
Portugal 0.7%
585,109	EDP - Energias de Portugal SA	1,923,753
49,910	Jeronimo Martins SGPS SA	545,363

		2,469,116

Russia 0.5%
17,500	Gazprom OAO, ADR	377,650
5,000	Lukoil OAO, ADR	285,500
20,000	MMC Norilsk Nickel, ADR	325,600
33,000	Surgutneftegas OJSC, ADR	333,300
10,000	Tatneft, ADR	281,400
7,500	Uralkali, GDR	157,650

		1,761,100
Singapore 1.5%
159,500	Fraser And Neave Ltd.	643,959
1,569,000	Genting Singapore PLC(a)	1,465,385
272,920	Golden Agri-Resources Ltd.	115,406
50,000	Olam International Ltd.	103,324
99,500	Oversea-Chinese Banking Corp. Ltd.	660,748
107,400	SembCorp Industries Ltd.	333,305
105,400	SembCorp Marine Ltd.	310,045
18,500	United Overseas Bank Ltd.	270,194
142,300	UOL Group Ltd.	413,358
174,600	Wilmar International Ltd.	803,792

		5,119,516
South Africa 0.3%
17,500	AngloGold Ashanti Ltd., ADR	709,100
12,500	Gold Fields Ltd., ADR	169,125
4,000	Sasol Ltd., ADR	158,560

		1,036,785
South Korea 0.7%
30,000	LG Display Co. Ltd., ADR(b)	461,100
4,500	POSCO, ADR	468,045
1,700	Samsung Electronics Co. Ltd., GDR	581,958
11,100	Shinhan Financial Group Co. Ltd., ADR	918,303

		2,429,406
Spain 4.2%
175,104	Banco Bilbao Vizcaya Argentaria SA	2,358,314
90,803	Banco Popular Espanol SA	603,484
320,962	Banco Santander Central Hispano SA	4,169,658
69,080	Criteria CaixaCorp SA	337,492
5,604	Enagas SA	103,408
48,982	Gas Natural SDG SA	818,952
42,022	Iberdrola SA	296,531
4,000	Inditex SA	264,540
40,303	Repsol YPF SA	950,892
185,865	Telefonica SA	4,219,305

		14,122,576

Sweden 2.2%
58,246	Atlas Copco AB (Class A Stock)	952,796
5,096	Electrolux AB	113,642
86,373	Hennes & Mauritz AB (H&M) (Class B Stock)	2,720,522
985	Modern Times Group AB (Class B Stock)	61,750
95,734	Nordea Bank AB	957,386
21,558	Scania AB (Class B Stock)	397,439
21,937	Securitas AB (Class B Stock)	222,875
276,169	Skandinaviska Enskilda Banken (Class A Stock)	1,900,762
4,558	SKF AB (Class B Stock)	87,061

		7,414,233
Switzerland 6.3%
7,539	Credit Suisse Group AG	343,333
99,021	Nestle SA	4,895,442
100,105	Novartis AG	4,857,740
26,589	Roche Holding AG	3,458,586
211	Sika AG	397,207
7,265	Sonova Holding AG	881,536
22,896	Swatch Group AG	1,286,897
186,737	UBS AG(a)	3,190,860
8,847	Zurich Financial Services AG	2,065,461

		21,377,062
Taiwan 0.5%
49,495	Advanced Semiconductor Engineering, Inc., ADR	187,588
25,000	AU Optronics Corp., ADR	237,500
70,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	707,000
125,000	United Microelectronics Corp., ADR	378,750

		1,510,838
United Kingdom 17.8%
392,647	3i Group PLC	1,750,396
42,026	Anglo American PLC(a)	1,664,778
88,081	AstraZeneca PLC	4,475,298
243,454	Aviva PLC	1,365,320
37,405	Babcock International Group PLC	325,164
63,694	BAE Systems PLC	312,229
20,606	Barclays PLC	107,607
8,030	BG Group PLC	128,711
84,711	Billiton PLC	2,594,008
592,927	BP PLC	3,776,910
96,759	British American Tobacco PLC	3,331,125
312,214	BT Group PLC	696,650
115,893	Cable & Wireless Worldwide PLC	121,387
31,804	Cape PLC(a)	132,373
128,805	Diageo PLC	2,237,398
286,137	GlaxoSmithKline PLC	4,988,282
426,237	HSBC Holdings PLC	4,320,625
99,028	Imperial Tobacco Group PLC	2,803,222
145,933	Investec PLC	1,133,500
16,054	ITE Group PLC	37,409
376,850	Kingfisher PLC	1,273,138
1,602,569	Legal & General Group PLC	2,251,880

3,080,278	Lloyds TSB Group PLC(a)	3,347,613
58,801	Next PLC	1,983,746
505,818	Old Mutual PLC	958,791
94,774	Prudential PLC	824,620
43,292	Reckitt Benckiser Group PLC	2,122,856
34,818	Rio Tinto PLC	1,805,396
29,456	Sage Group PLC (The)	110,421
6,474	Standard Chartered PLC	187,122
23,477	Tesco PLC	143,911
78,905	Tomkins PLC	401,155
23,608	Unilever PLC	670,873
2,587,910	Vodafone Group PLC	6,040,447
99,246	Xstrata PLC	1,581,451

		60,005,812

	Total common stocks (cost $307,699,882)	330,805,126

EXCHANGE TRADED FUND 0.9%
United States 0.9%
75,000	iShares MSCI Emerging Markets Index Fund (cost $3,093,338)	3,105,000

PREFERRED STOCKS 0.1%
Germany 0.1%
4,512	Henkel AG & Co. KGAA	223,933
4,107	RWE AG	266,800

	Total preferred stocks (cost $559,422)	490,733

	Total long-term investments (cost $311,352,642)	334,400,859

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.3%
United States Government Security 0.2%
$500	U.S. Treasury Bills 0.150%, 12/16/10(c)(d) (cost $499,714)	499,684

Shares
Affiliated Money Market Mutual Fund 0.1%
468,026	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $468,026; includes $468,026 of cash collateral received for securities on loan)(e)(f)	468,026

	Total short-term investments (cost $967,740)	967,710

	Total Investments 99.2% (cost $312,320,382)(g)	335,368,569
	Other assets in excess of liabilities (h) 0.8%	2,703,753

	Net Assets 100.0%	$338,072,322

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

PPS—Partially Protected Shares.

REIT—Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $456,489; cash collateral of $468,026 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	All or portion of security segregated as collateral for financial futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$323,007,850	$30,343,944	$(17,983,225)	$12,360,719

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales.

(h)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3	FTSE 100 Index	Sep. 10	$252,307	$246,905	$(5,402)
3	Nikkei 225	Sep. 10	146,184	143,250	(2,934)
13	SPI 200 Futures Index	Sep. 10	1,288,986	1,312,243	23,257
20	MSCI Taiwan Index	Aug. 10	547,250	544,600	(2,650)
66	DJ Euro Stoxx 50 Index	Sep. 10	2,336,102	2,360,921	24,819

					$37,090

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$21,950,089	$—	$—
Austria	461,008	—	—
Belgium	3,015,812	—	—
Brazil	3,312,075	—	—
Chile	1,124,790	—	—
China	5,921,175	—	—
Denmark	4,624,907	—	—
Egypt	362,040	—	—
Finland	5,084,656	—	—
France	28,392,850	—	—
Germany	25,933,380	—	—
Greece	2,036,659	—	—
Hong Kong	9,550,341	—	—
India	1,419,445	—	—
Israel	464,990	—	—
Italy	7,965,180	—	—
Japan	70,923,464	—	—
Mexico	1,330,602	—	—
Nertherlands	18,153,504	—	—
Norway	1,531,715	—	—
Portugal	2,469,116	—	—
Russia	1,761,100	—	—
Singapore	5,119,516	—	—
South Africa	1,036,785	—	—
South Korea	2,429,406	—	—
Spain	14,122,576	—	—
Sweden	7,414,233	—	—
Switzerland	21,377,062	—	—
Taiwan	1,510,838	—	—
United Kingdom	60,005,812	—	—
Exchange Traded Fund
United States	3,105,000	—	—
Preferred Stocks
Germany	490,733	—	—
Affiliated Money Market Mutual Fund	468,026	—	—
United States Government Security	—	499,684	—

	334,868,885	499,684	—
Other Financial Instruments*
Futures Contracts	37,090	—	—

Total	$334,905,975	$499,684	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2010 the Fund had one Level 3 security with a fair value of $0.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2010 were as follows:

Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	7.1
Metals & Mining	5.9
Insurance	4.0
Chemicals	3.8
Diversified Telecommunication Services	3.4
Electric Utilities	3.0
Machinery	3.0
Capital Markets	2.9
Food Products	2.7
Automobiles	2.6
Wireless Telecommunication Services	2.5
Electrical Equipment	2.3
Electronic Equipment & Instruments	2.0
Real Estate Management & Development	2.0
Beverages	1.9
Industrial Conglomerates	1.8
Semiconductors & Semiconductor Equipment	1.8
Tobacco	1.8
Trading Companies & Distributors	1.8
Food & Staples Retailing	1.6
Specialty Retail	1.5
Auto Components	1.4
Hotels, Restaurants & Leisure	1.4
Building Products	1.3
Household Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Textiles, Apparel & Luxury Goods	1.0
Exchange Traded Fund	0.9
Gas Utilities	0.9
Multiline Retail	0.9
Media	0.8
Internet Software & Services	0.7
Multi-Utilities	0.7
Computers & Peripherals	0.6
Aerospace & Defense	0.5
Internet & Catalog Retail	0.5
IT Services	0.5
Commercial Services & Supplies	0.4
Diversified Financial Services	0.4
Healthcare Equipment & Supplies	0.4
Construction & Engineering	0.3
Energy Equipment & Services	0.3
Healthcare Providers & Services	0.3
Office Electronics	0.3
Software	0.3
Air Freight & Logistics	0.2
Containers & Packaging	0.2
Household Durables	0.2
Professional Services	0.2

Road & Rail	0.2
United States Government Security	0.2
Affiliated Money Market Mutual Fund	0.1
Construction Materials	0.1
Consumer Finance	0.1
Marine	0.1
Water Utilities	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

Prudential World Fund, Inc. - Prudential International Value Fund

Schedule of Investments

as of July 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS 97.3%
Australia 4.4%
22,300	Bendigo and Adelaide Bank Ltd.	$165,231
49,152	BHP Billiton Ltd.	1,784,047
129,488	BlueScope Steel Ltd.*	277,640
174,200	Challenger Financial Services Group Ltd.	554,747
120,800	Downer EDI Ltd.	543,160
534,100	Emeco Holdings Ltd.	326,160
255,400	Goodman Fielder Ltd.	308,465
248,700	Metcash Ltd.	1,001,244
50,700	National Australia Bank Ltd.	1,152,669
228,600	OneSteel Ltd.	618,374
186,200	Pacific Brands Ltd.*	152,452
129,985	Tabcorp Holdings Ltd.	806,717
285,900	Telstra Corp. Ltd.	832,864

		8,523,770
Austria 0.2%
12,000	Voestalpine AG	383,909
Belgium 0.8%
69,000	AGFA-Gevaert NV*	417,217
15,300	Delhaize Group	1,129,899
9,876	Dexia NV/SA*	48,417

		1,595,533
Brazil 2.3%
180,360	BM&F BOVESPA SA	1,333,113
29,917	Embraer-Empresa Brasileira de Aeronautica SA, ADR	788,911
54,700	Natura Cosmeticos SA	1,430,635
25,320	Petroleo Brasileiro SA, ADR	921,648

		4,474,307
Canada 2.4%
26,670	Canadian National Railway Co.	1,677,690
33,400	Canadian Natural Resources Ltd.	1,150,100
11,020	Potash Corp. of Saskatchewan, Inc.	1,155,667
17,100	Thomson Reuters Corp.	639,389

		4,622,846
China 3.3%
188,000	China Life Insurance Co. Ltd. (Class H Stock)	835,018
751,152	China Merchants Bank Co. Ltd. (Class H Stock)	2,006,618
180,000	Industrial & Commercial Bank of China Asia Ltd.	535,893
2,714,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,071,969
271,199	Sinopharm Group Co. (Class H Stock)	1,014,269

		6,463,767

Denmark 2.1%
16,200	Danske Bank A/S*	381,623
28,700	H. Lundbeck A/S	436,670
27,365	Novo Nordisk A/S (Class B Stock)	2,340,697
20,216	Vestas Wind Systems A/S*	982,861

		4,141,851
Finland 0.5%
56,700	Nokia Oyj	524,241
29,000	Tieto Oyj	510,184

		1,034,425
France 9.2%
11,146	Air Liquide SA	1,254,519
27,100	AXA SA	499,537
41,113	BNP Paribas	2,824,017
11,400	Casino Guichard Perrachon SA	992,822
5,600	Ciments Francais SA	451,360
23,100	Credit Agricole SA	316,381
20,900	France Telecom SA	437,681
19,505	Lafarge SA	1,062,472
9,000	Lagardere SCA	331,502
20,075	LVMH Moet Hennessy Louis Vuitton SA*	2,449,172
10,500	Publicis Groupe SA	473,230
10,200	Rallye SA	361,347
18,800	Safran SA	507,380
27,700	Sanofi-Aventis SA	1,608,858
18,300	SCOR SE	401,476
2,100	SEB SA	156,589
4,300	Societe Generale	247,873
12,500	Thales SA	421,814
34,700	Total SA	1,750,442
56,700	Vivendi	1,362,878

		17,911,350
Germany 8.5%
12,200	Allianz SE	1,416,553
6,900	Aurubis AG	313,587
15,300	BASF SE	893,432
34,600	Deutsche Bank AG	2,416,774
39,800	E.ON AG	1,187,460
26,900	Fresenius Medical Care AG & Co. KGaA	1,475,982
9,100	Hannover Rueckversicherung AG	435,688
13,800	MTU Aero Engines Holding AG	801,345
5,600	Muenchener Rueckversicherungs-Gesellschaft AG	775,740
6,000	Rheinmetall AG	359,123
15,500	RWE AG	1,094,576
46,539	SAP AG	2,125,085
19,600	Suedzucker AG	378,146
24,900	ThyssenKrupp AG	738,852
18,417	Volkswagen AG (PRFC Shares)	1,951,453
2,400	Vossloh AG	240,385

		16,604,181
Guernsey 0.5%
37,544	Amdocs Ltd.*	1,026,078

Hong Kong 2.6%
662,720	Chaoda Modern Agriculture Holdings Ltd.	712,418
1,144,797	CNOOC Ltd.	1,927,769
110,148	Hong Kong Exchanges and Clearing Ltd.	1,810,866
122,500	Kingboard Chemical Holdings Ltd.	566,962

		5,018,015
Ireland 0.6%
43,400	Allied Irish Banks PLC*	53,107
62,300	Bank of Ireland*	69,252
23,700	Covidien PLC	884,484
32,900	Irish Life & Permanent Group Holdings PLC*	74,799

		1,081,642
Israel 1.5%
88,800	Bank Hapoalim BM*	361,915
2,200	Elbit Systems Ltd.	122,179
48,214	Teva Pharmaceutical Industries Ltd., ADR	2,355,254

		2,839,348
Italy 2.4%
30,300	Banco Popolare Scarl	193,282
281,600	Enel SpA	1,382,551
67,100	ENI SpA	1,371,957
32,100	Finmeccanica SpA	352,637
11,700	Fondiaria-SAI SpA	125,177
237,480	Intesa Sanpaolo SpA	786,060
382,800	Telecom Italia SpA	487,623

		4,699,287
Japan 15.8%
7,700	Aeon Credit Service Co. Ltd.	77,272
17,673	Alpine Electronics, Inc.*	212,129
15	Alps Electric Co. Ltd.*	136
24,000	Aoyama Trading Co. Ltd.	379,189
27,300	Astellas Pharma, Inc.	926,168
28,800	Canon, Inc.	1,255,073
20,600	Circle K Sunkus Co. Ltd.	276,113
47,400	COMSYS Holdings Corp.	454,825
1,214	Cosmo Oil Co. Ltd.	2,895
669	Dai-ichi Life Insurance Co. Ltd. (The)	949,354
14	Denki Kagaku Kogyo Kabushiki Kaisha	71
9,697	Fanuc Ltd.	1,145,973
80,000	Fukuoka Financial Group, Inc.	333,353
18,400	Fuyo General Lease Co. Ltd.	422,756
29,300	Heiwa Corp.	326,931
27,000	Hitachi Capital Corp.	358,771
19,700	Itochu Techno-Solutions Corp.	718,271
122,194	JX Holdings, Inc.*	661,922
160	KDDI Corp.	778,749
27,800	Keihin Corp.	502,939
88,422	Komatsu Ltd.	1,858,607
13,600	Konami Corp.	209,679
105,600	Kurabo Industries Ltd.	168,676

43,000	Kyorin Co. Ltd.	601,238
54,000	Kyowa Exeo Corp.	501,279
209,000	Marubeni Corp.	1,122,472
17,300	Miraca Holdings, Inc.	515,025
12,400	Mitsubishi Corp.	268,252
329,800	Mitsubishi UFJ Financial Group, Inc.	1,637,643
18,900	Mitsui & Co. Ltd.	242,389
524,700	Mizuho Financial Group, Inc.	856,331
39,800	Namco Bandai Holdings, Inc.	356,102
113,000	Nichirei Corp.	487,864
71,000	Nippon Express Co. Ltd.	289,276
48,000	Nippon Shokubai Co. Ltd.	498,362
23,000	Nippon Telegraph & Telephone Corp.	955,727
119,000	Nishi-Nippon City Bank Ltd. (The)	347,103
62,000	Nissan Shatai Co. Ltd.	440,627
600	NTT DoCoMo, Inc.	954,916
7	Osaka Gas Co. Ltd.	26
7,200	Sankyo Co. Ltd.	352,520
105,000	Sankyu, Inc.	443,602
95,000	Sanwa Holdings Corp.	305,689
10,500	Seiko Epson Corp.	137,820
43,000	Seino Holdings Co. Ltd.	289,172
19,200	Shimachu Co. Ltd.	350,909
54,000	Shizuoka Gas Co. Ltd.	363,146
118,900	Sumitomo Corp.	1,263,386
37,700	Sumitomo Mitsui Financial Group, Inc.	1,167,720
24,000	Sumitomo Trust & Banking Co. Ltd. (The)	133,619
31,500	Takeda Pharmaceutical Co. Ltd.	1,445,657
111,000	Toagosei Co. Ltd.	492,077
35,200	Toppan Forms Co. Ltd.	339,390
39,745	Toyota Motor Corp.	1,403,116
61,000	Yokohama Rubber Co. Ltd. (The)	326,199

		30,908,506
Mexico 1.4%
27,013	America Movil SAB de CV (Class L Stock), ADR	1,340,115
611,956	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,440,835

		2,780,950
Netherlands 3.5%
39,600	Aegon NV*	238,208
30,000	Brit Insurance Holdings NV	470,743
12,257	CSM NV	355,553
157,600	ING Groep NV, CVA*	1,515,681
41,100	Koninklijke Ahold NV	527,562
17,500	Koninklijke DSM NV	830,450
39,700	Koninklijke KPN NV	552,531
17,566	Koninklijke Philips Electronics NV	547,328
7,400	Nutreco Holding NV	447,113
21,319	Schlumberger Ltd.	1,271,892

		6,757,061
New Zealand 0.2%
590,300	Air New Zealand Ltd.	475,471

Norway 0.4%
43,600	DnB NOR ASA	541,461
15,500	Statoil ASA	313,294

		854,755
Singapore 0.4%
282,970	M1 Ltd.	441,165
41	Neptune Orient Lines Ltd.*	62
72,636	Noble Group Ltd.	88,137
45,000	Venture Corp. Ltd.	302,802

		832,166
South Korea 0.7%
10,943	Hyundai Motor Co.	1,378,194
Spain 3.2%
60,459	Banco Bilbao Vizcaya Argentaria SA	814,267
42,000	Banco Espanol de Credito SA	427,460
155,100	Banco Santander SA	2,014,924
42,800	Repsol YPF SA	1,009,805
86,000	Telefonica SA	1,952,278

		6,218,734
Sweden 1.7%
66,700	Boliden AB	793,140
58,416	Hennes & Mauritz AB (Class B Stock)	1,839,951
5,100	NCC AB (Class B Stock)	90,349
34,900	Svenska Cellulosa AB SCA (Class B Stock)	503,706

		3,227,146
Switzerland 7.2%
9,400	Baloise Holding AG	753,029
29,784	Clariant AG*	394,566
27,100	Credit Suisse Group AG	1,234,159
1,200	Georg Fischer AG*	473,457
25,633	Julius Baer Group Ltd.	896,921
41,938	Logitech International SA*	659,043
34,800	Nestle SA	1,720,457
71,567	Novartis AG	3,472,892
10,025	Roche Holding AG	1,304,010
13,400	Swiss Reinsurance Co. Ltd.	617,195
2,700	Swisscom AG	1,010,848
2,900	Verwaltungs-und Privat-Bank AG	377,220
5,300	Zurich Financial Services AG	1,237,362

		14,151,159
Taiwan 0.4%
86,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	870,620
Turkey 0.5%
175,100	Turkiye Garanti Bankasi A/S	906,170
United Kingdom 20.2%
166,400	ARM Holdings PLC	856,949
40,200	AstraZeneca PLC	2,042,518
128,300	Aviva PLC	719,522

134,400	BAE Systems PLC	658,830
180,281	Barclays PLC	941,448
158,557	Beazley PLC	298,559
39,260	BG Group PLC	629,291
281,598	BP PLC	1,793,763
55,996	British American Tobacco PLC	1,927,776
109,752	British Sky Broadcasting Group PLC	1,224,461
414,700	BT Group PLC	925,330
111,340	Cairn Energy PLC*	815,539
47,873	Carnival PLC	1,727,752
109,700	Centrica PLC	523,119
62,100	Dairy Crest Group PLC	375,841
91,800	Davis Service Group PLC	538,737
88,700	Drax Group PLC	534,463
219,700	DS Smith PLC	493,669
77,900	GlaxoSmithKline PLC	1,358,046
208,700	Home Retail Group PLC	782,678
59,200	IMI PLC	662,794
381,716	Kingfisher PLC	1,289,577
422,600	Legal & General Group PLC	593,824
260,700	Logica PLC	443,438
103,100	Marston’s PLC	155,631
87,200	Meggitt PLC	409,394
139,600	Melrose PLC	511,050
18,400	NEXT PLC	620,754
200,998	Northern Foods PLC	137,985
456,600	Old Mutual PLC	865,497
68,634	Pearson PLC	1,065,658
35,191	Reckitt Benckiser Group PLC	1,725,617
88,700	Royal Dutch Shell PLC (Class B Stock)	2,337,580
211,587	RSA Insurance Group PLC	423,645
39,618	SABMiller PLC	1,202,297
88,600	Smith & Nephew PLC	770,900
23,541	Spectris PLC	334,115
74,309	Standard Chartered PLC	2,147,801
62,077	Tate & Lyle PLC	437,751
338,079	Tesco PLC	2,072,378
120,000	Thomas Cook Group PLC	342,325
1,361	Tomkins PLC	6,919
128,588	TT Electronics PLC*	214,888
107,000	Tullett Prebon PLC	571,526
409,900	Vodafone Group PLC	956,748

		39,468,383
United States 0.4%
25,990	Southern Copper Corp.	816,346

	TOTAL COMMON STOCKS (cost $190,073,981)	190,065,970

Units
WARRANTS*
Hong Kong
9,250	Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	3,680

	TOTAL LONG-TERM INVESTMENTS (cost $190,073,981)	190,069,650

Shares
SHORT-TERM INVESTMENT 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
4,684,757	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,684,757)(a)	4,684,757

	TOTAL INVESTMENTS—99.7% (cost $194,758,738)(b)	194,754,407
	Other assets in excess of liabilities(c)—0.3%	649,198

	NET ASSETS—100%	$195,403,605

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen

PRFC—Preference Shares

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $196,048,567; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,294,160 (gross unrealized appreciation $24,959,576; gross unrealized depreciation $26,253,736). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2010:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	2,099	$3,235,334	$3,291,182	$55,848

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	1,118	$1,625,254	$1,753,332	$(128,078)
Expiring 11/18/10	Morgan Stanley	GBP	981	1,415,849	1,537,850	(122,001)
Euro,
Expiring 01/25/11	State Street Bank	EUR	3,727	4,793,476	4,853,888	(60,412)
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	29,296	2,210,767	2,283,186	(72,419)

				$10,045,346	$10,428,256	$(382,910)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risks exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$8,523,770	$—	$—
Austria	383,909	—	—
Belgium	1,595,533	—	—
Brazil	4,474,307	—	—
Canada	4,622,846	—	—
China	5,927,874	—	535,893
Denmark	4,141,851	—	—
Finland	1,034,425	—	—
France	17,911,350	—	—
Germany	16,604,181	—	—
Guernsey	1,026,078	—	—
Hong Kong	5,018,015	—	—
Ireland	1,081,642	—	—
Israel	2,839,348	—	—
Italy	4,699,287	—	—
Japan	30,908,506	—	—
Mexico	2,780,950	—	—
Netherlands	6,757,061	—	—
New Zealand	475,471	—	—
Norway	854,755	—	—
Singapore	832,166	—	—
South Korea	1,378,194	—	—
Spain	6,218,734	—	—
Sweden	3,227,146	—	—
Switzerland	14,151,159	—	—
Taiwan	870,620	—	—
Turkey	906,170	—	—
United Kingdom	39,468,383	—	—
United States	816,346	—	—
Warrants - Hong Kong	3,680	—	—
Affiliated Money Market Mutual Fund	4,684,757	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(327,062)	—

Total	$194,218,514	$(327,062)	$535,893

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2010 were as follows:

Pharmaceuticals	9.9%
Financial - Bank & Trust	8.8
Oil, Gas & Consumable Fuels	8.7
Telecommunications	6.7
Insurance	6.7
Food & Beverage	5.5
Banks	3.1
Retail & Merchandising	3.0
Metals & Mining	2.9
Automobile Manufacturers	2.6
Chemicals	2.6
Diversified Operations	2.5
Diversified Financial Services	2.4
Affiliated Money Market Mutual Fund	2.4
Computer Services & Software	2.3
Media & Entertainment	2.3
Aerospace	2.1
Electronic Components & Equipment	2.1
Financial Services	2.0
Utilities	1.9
Entertainment & Leisure	1.9
Building Materials	1.6
Transportation	1.3
Machinery & Equipment	1.1
Tobacco	1.0
Consumer Products & Services	1.0
Construction & Engineering	0.9
Semiconductors	0.8
Distribution/Wholesale	0.7
Health Care—Services	0.7
Cosmetics & Toiletries	0.7
Office Equipment	0.7
Automotive Parts	0.7
Commercial Services	0.7
Beverages	0.6
Business Services	0.6
Paper & Forest Products	0.5
Miscellaneous Manufacturing	0.5
Gas Distribution	0.5
Healthcare Products	0.5
Medical Supplies & Equipment	0.4
Agriculture	0.4
Diversified Manufacturing	0.3
Independent Power Producers & Energy Traders	0.3
Airlines	0.2
Advertising	0.2
Toys	0.2
Clothing & Apparel	0.1
Home Furnishings	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in open end, exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.